Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of Capital and reserves [Abstract]
Schedule of issued share capital
	Common Shares
	Number
	2021	2020
As of January 1	11,417,159	4,125,949
Common shares issued	2,225,971	933,135
Total, as of June 30	13,643,130	5,059,084